TIAA-CREF Funds	Supplement

TIAA-CREF International Funds

SUPPLEMENT NO. 1
dated November 10, 2021 to the Statutory Prospectus dated March 1, 2021

TIAA-CREF Equity Index Funds

SUPPLEMENT NO. 1
dated November 10, 2021 to the Statutory Prospectus dated March 1, 2021

Effective immediately, the following language is hereby added after the fourth sentence in the sub-section entitled “Risks of Investing in China—Foreign Investment Risk—Additional information on principal investment risks of the Funds—Additional information about investment strategies and risks of the Funds” beginning on page 76 of the TIAA-CREF International Funds Statutory Prospectus and page 63 of the TIAA-CREF Equity Index Funds Statutory Prospectus:

Investments in companies based or operated in China through legal structures known as variable interest entities (“VIEs”), which are not formally recognized under Chinese law, are subject to the risk, among others, that China could cease to allow VIEs at any time or impose new restrictions on the structure. It is also possible that the contractual arrangements underlying VIEs could be deemed unenforceable in China, which could limit (or eliminate) the remedies and rights available to the VIE and its investors and result in significant economic losses.

A41131 (11/21)

TIAA-CREF Funds & TIAA-CREF Life Funds	Supplement

TIAA-CREF Funds

SUPPLEMENT NO. 1
dated November 10, 2021 to the Statement of Additional Information (“SAI”) dated August 1, 2021 and March 1, 2021, as supplemented through August 1, 2021

TIAA-CREF Life Funds

SUPPLEMENT NO. 3
dated November 10, 2021 to the Statement of Additional Information (“SAI”) dated May 1, 2021 as supplemented through August 2, 2021

Effective immediately, the following hereby replaces the second sentence of the sixth paragraph in the sub-section entitled “Investment in Asia Other Than Japan—Foreign investments—Investment policies—Investment objectives, policies, restrictions and risks” on page 35 of the TIAA-CREF Funds SAI and page 32 of the TIAA-CREF Life Funds SAI:

Under the FII program, which is a market access program through which PRC investments are made available, or through investments in companies listed on exchanges outside of the PRC that provide exposure to companies that are based or operated in the PRC, there are certain regulatory restrictions imposed, particularly on (without limitation) investment scope, repatriation of accounts, foreign shareholding limit and account structure.

Also effective immediately, the following language is hereby added beginning at the end of the eighth paragraph in the sub-section entitled “Investment in Asia Other Than Japan—Foreign investments—Investment policies—Investment objectives, policies, restrictions and risks” on page 35 of the TIAA-CREF Funds SAI and page 32 of the TIAA-CREF Life Funds SAI:

Foreign companies listed on U.S. exchanges, including offshore companies that utilize a variable interest entity (“VIE”) structure, also could face delisting or other ramifications for failure to meet the requirements of the listing exchange, the SEC, the Public Company Accounting Oversight Board or other United States regulators, which could adversely affect the liquidity or value of the securities and have negative implications for U.S. investors and result in significant investment losses.

Variable Interest Entities. A Fund may invest in companies based or operated in the PRC by investing through legal structures known as VIEs. Certain PRC companies have used VIEs in order to facilitate foreign investment without distributing ownership of the PRC-based companies primarily due to PRC governmental restrictions on non-PRC ownership of companies in certain industries and sectors. In such cases, the PRC-based operating company typically establishes an offshore company in another jurisdiction, and the offshore company enters into contractual arrangements (such as powers of attorney, equity pledge agreements, and other exclusive services or business cooperation agreements) with the PRC-based operating company. These contractual arrangements are intended to give the offshore company the ability to exercise power over and obtain economic rights from the PRC-based operating company. Shares of the offshore company, in turn, are listed and traded on exchanges outside of the PRC and are available to non-PRC investors such as a Fund. This arrangement allows non-PRC investors to hold stock in the offshore company, rather than the PRC-based operating company, to obtain economic exposure without direct equity ownership.

VIE structures are longstanding and well known to officials and regulators in the PRC. However, VIEs are not formally recognized under PRC law. Intervention by the PRC government with respect to VIEs could significantly affect the PRC operating company’s performance and the enforceability of the VIE’s contractual arrangements with the PRC company. There is a risk that the PRC may cease to allow VIEs at any time or impose new restrictions on the structure. Investments involving a VIE may also pose additional risks because such investments are made through a company whose interests in the underlying operating company are established through contract rather than through direct equity ownership. For example, the non-PRC offshore company’s contractual arrangement may be less effective than direct equity ownership, and the company may incur substantial costs to enforce the terms of the arrangements. Also, the terms of such arrangements may be deemed unenforceable in the PRC, thus limiting (or eliminating) the remedies and rights available to the non-PRC offshore company and its investors and potentially resulting in significant economic losses. Such legal uncertainty may also be exploited against the interests of the offshore company and its investors. Further, the interests of the equity owners of the operating company may conflict with the interests of the investors of the offshore company, and the fiduciary duties of the officers and directors of the operating company may differ from, or conflict with, the fiduciary duties of the officers and directors of the offshore company. Any of the foregoing risks and events could negatively impact a Fund’s performance and NAV.

A41127 (11/21)

TIAA-CREF Funds	Supplement

TIAA-CREF Funds: Funds-of-Funds

Lifecycle Funds
Lifecycle Index Funds
Lifestyle Funds
Managed Allocation
(each, a series of the TIAA-CREF Funds)

SUPPLEMENT NO. 1
dated November 10, 2021 to the Statement of Additional Information (“SAI”) dated October 1, 2021

Effective immediately, the following hereby replaces the second sentence of the sixth paragraph in the sub-section entitled “Investment in Asia Other Than Japan—Foreign investments—Investment policies—Investment objectives, policies, restrictions and risks” on page 34 of the SAI:

Under the FII program, which is a market access program through which PRC investments are made available, or through investments in companies listed on exchanges outside of the PRC that provide exposure to companies that are based or operated in the PRC, there are certain regulatory restrictions imposed, particularly on (without limitation) investment scope, repatriation of accounts, foreign shareholding limit and account structure.

Also effective immediately, the following language is hereby added beginning at the end of the eighth paragraph in the sub-section entitled “Investment in Asia Other Than Japan—Foreign investments—Investment policies—Investment objectives, policies, restrictions and risks” on page 34 of the SAI:

Foreign companies listed on U.S. exchanges, including offshore companies that utilize a variable interest entity (“VIE”) structure, also could face delisting or other ramifications for failure to meet the requirements of the listing exchange, the SEC, the Public Company Accounting Oversight Board or other United States regulators, which could adversely affect the liquidity or value of the securities and have negative implications for U.S. investors and result in significant investment losses.

Variable Interest Entities. An Underlying Fund may invest in companies based or operated in the PRC by investing through legal structures known as VIEs. Certain PRC companies have used VIEs in order to facilitate foreign investment without distributing ownership of the PRC-based companies primarily due to PRC governmental restrictions on non-PRC ownership of companies in certain industries and sectors. In such cases, the PRC-based operating company typically establishes an offshore company in another jurisdiction, and the offshore company enters into contractual arrangements (such as powers of attorney, equity pledge agreements, and other exclusive services or business cooperation agreements) with the PRC-based operating company. These contractual arrangements are intended to give the offshore company the ability to exercise power over and obtain economic rights from the PRC-based operating company. Shares of the offshore company, in turn, are listed and traded on exchanges outside of the PRC and are available to non-PRC investors such as an Underlying Fund. This arrangement allows non-PRC investors to hold stock in the offshore company, rather than the PRC-based operating company, to obtain economic exposure without direct equity ownership.

VIE structures are longstanding and well known to officials and regulators in the PRC. However, VIEs are not formally recognized under PRC law. Intervention by the PRC government with respect to VIEs could significantly affect the PRC operating company’s performance and the enforceability of the VIE’s contractual arrangements with the PRC company. There is a risk that the PRC may cease to allow VIEs at any time or impose new restrictions on the structure. Investments involving a VIE may also pose additional risks because such investments are made through a company whose interests in the underlying operating company are established through contract rather than through direct equity ownership. For example, the non-PRC offshore company’s contractual arrangement may be less effective than direct equity ownership, and the company may incur substantial costs to enforce the terms of the arrangements. Also, the terms of such arrangements may be deemed unenforceable in the PRC, thus limiting (or eliminating) the remedies and rights available to the non-PRC offshore company and its investors and potentially resulting in significant economic losses. Such legal uncertainty may also be exploited against the interests of the offshore company and its investors. Further, the interests of the equity owners of the operating company may conflict with the interests of the investors of the offshore company, and the fiduciary duties of the officers and directors of the operating company may differ from, or conflict with, the fiduciary duties of the officers and directors of the offshore company. Any of the foregoing risks and events could negatively impact an Underlying Fund’s performance and NAV.

A41129 (11/21)